Business Combination (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule Of Reverse Recapitalization [Table Text Block]
The total number of shares of the Company’s common stock outstanding immediately following the Business Combination was comprised as follows:

Shares
ABIC public shares, prior to redemptions	40,000,000
Less: redemption of ABIC public shares	(36,597,112)
LiveWire public stockholders	3,402,888
Legacy LiveWire Equityholder (1)	161,000,000
H-D PIPE investment	10,000,000
H-D Backstop investment	10,000,000
KYMCO PIPE investment	10,000,000
ABIC sponsor stockholders (2)	8,000,000
Total shares outstanding at close	202,402,888
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(1)Excludes 12,500,000 Common Stock in estimated potential earn out shares as the price threshold for each tranche has not yet been triggered.
The following table reconciles the elements of the Business Combination to the Consolidated statement of cash flows for the year ended December 31, 2022 and the Consolidated statement of shareholders’ equity for the year ended December 31, 2022 (in thousands):

September 26, 2022
Cash - ABIC trust and cash, net of redemptions and ABIC transaction costs (1)	$13,849
Cash - Legacy LiveWire Equityholder PIPE Investment	100,000
Cash - KYMCO PIPE Investment	100,000
Cash - H-D Backstop	100,000
Less: transaction costs and advisory fees incurred by H-D	(20,132)
Net cash proceeds from Business Combination	293,717
Less: Non-cash fair value of Public Warrants and Private Placement Warrants	(13,420)
Net equity infusion from Business Combination	$280,297
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